Income Taxes (Tables)	12 Months Ended
Sep. 30, 2022
Income Taxes [Abstract]
Schedule of Reconciliation of the Provision for Income Taxes	The provision for (benefit from) income taxes consists of the following:
	Year Ended September 30, 2022	Year Ended September 30, 2021
Current
Federal	$-	$-
State	-	-
	-	-
Deferred
Federal	-	-
State	-	-
	-	-
Total income tax provision (benefit)	$-	$-

Schedule of Reconciliation of the Provision for Income Taxes at the Federal Statutory Rates	A reconciliation of the provision for income taxes at the federal statutory rates of 21% to the Company’s provision for income tax is as follows:
	Year Ended September 30, 2022	Year Ended September 30, 2021
U.S. Federal (tax benefit) provision at statutory rate	$(561,403)	$(395,235)
State (tax benefit) income taxes, net of federal benefit	(225,898)	(159,035)
Permanent differences	(40,511)	(1,040,685)
True up	78,612	638,984
Changes in valuation allowance	749,200	955,971
Total	$-	$-

Schedule of Deferred Tax Assets and Liabilities	Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The following table presents the significant components of the Company’s deferred tax assets and liabilities for the periods presented:
	September 30, 2022	September 30, 2021
Deferred Tax Assets
Stock-based compensation	$873,096	$872,055
Accrued salary – unpaid	827,377	826,390
Net operating losses	5,147,202	4,400,030
Total deferred tax assets	6,847,675	6,098,475
Valuation allowance	(6,847,675)	(6,098,475)
Net deferred tax assets	-	-

Deferred Tax Liabilities
Identifiable intangibles - Howco Purchase	-	-
Total deferred tax liabilities	-	-
Net deferred tax	$-	$-